Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 547,000	$ 567,000
Premises and equipment
Premises and equipment, gross	18,073,000	18,383,000
Less: Accumulated depreciation	(9,405,000)	(8,919,000)
Premises and equipment, net	8,668,000	9,464,000
Transfer from Fixed Assets to Other Assets	65,000
Fixed Asset Transfer to Other Real Estate Owned	325,000
Land [Member]
Premises and equipment
Premises and equipment, gross	2,355,000	2,772,000
Buildings [Member]
Premises and equipment
Premises and equipment, gross	10,076,000	10,029,000
Furniture, Fixtures and Equipment [Member]
Premises and equipment
Premises and equipment, gross	5,580,000	5,531,000
Leasehold Improvements [Member]
Premises and equipment
Premises and equipment, gross	45,000	45,000
Construction in Progress [Member]
Premises and equipment
Premises and equipment, gross	$ 17,000	$ 6,000